Consolidated Balance Sheet		Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Current Assets:
Cash and cash equivalents		$ 25,174	$ 1,278,026
Notes receivable			3,488
Accounts receivable, net		180,193	980,688
Others receivable		778,446	2,089,921
Inventory			2,687,092
Escrow deposit			575,000
Prepaid expenses		1,827,865	611,959
Total current assets		2,811,678	8,226,174
Long-term Assets
Property and equipment, net			1,390,547
Intangible assets, net			150,576
Investment-equity method			997,470
Operating lease right-of-use assets			693,474
Long-term loans receivable		95,031	107,735
Other non-current assets		129,649	213,370
Total long-term assets		224,680	3,553,172
Total Assets		3,036,358	11,779,346
Current Liabilities:
Notes payable		1,480,000
Others payable		710,965	230,060
Accrued expenses		1,079,728	402,036
Contract liabilities		708,810	1,104,582
Current portion of long-term loans		160,811	54,624
Finance leases liabilities-current		82,203	102,114
Operating leases liabilities-current		220,602	293,710
Other current liabilities			380,344
Total Current Liabilities		11,675,774	5,901,145
Longer-term liabilities
Long-term loans		2,742,220	3,259,237
Long-term convertible promissory note, net		997,104
Derivative liability		1,581,579
Finance leases liabilities-non-current		55,617	87,056
Operating leases liabilities-non-current		236,131	397,720
Other long-term liabilities		160,016	225,284
Warrant liabilities		552,032
Total long-term liabilities		6,324,699	3,969,297
Total Liabilities		18,000,473	9,870,442
Stockholders’ Equity:
Preferred stock, par value $0.000001, 20,000,000 shares authorized; No shares issued and outstanding
Common stock, par value $0.000001, 400,000,000 shares authorized; 62,688,215 and 46,929,065 shares issued and outstanding, respectively in September 30, 2023 and December 31, 2022	[1]	62	47
Additional Paid-in capital		54,092,576	49,299,343
Retained earnings (Accumulated deficiency)		(69,560,075)	(46,472,904)
Treasury stock		(575,000)
Accumulated other comprehensive income (loss)		1,078,322	(917,582)
Total Stockholders’ Deficit		(14,964,115)	1,908,904	$ 57,598
Total Liabilities and Stockholders’ Equity (Deficit)		3,036,358	11,779,346
Nonrelated Party [Member]
Current Liabilities:
Short-term loans payable, related party		334,604
Accounts payable, related party		5,827,219	3,333,675
Related Party [Member]
Current Liabilities:
Short-term loans payable, related party		441,929
Accounts payable, related party		$ 628,903
Pono Capital Corp [Member]
Current Assets:
Cash and cash equivalents			193,829	337,595
Prepaid expenses			25,750	171,837
Total current assets			219,579	509,432
Long-term Assets
Marketable Securities held in Trust Account			120,600,737	116,728,213
Total Assets			120,820,316	117,237,645
Current Liabilities:
Accounts payable, related party			720,507
Accrued expenses and other current liabilities			386,701	125,821
Income tax payable			159,122
Franchise tax payable			200,000	120,647
Sponsor Working Capital Loan			150,000
Total Current Liabilities			1,616,330	246,468
Longer-term liabilities
Deferred underwriter fee payable			3,450,000	3,450,000
Warrant liabilities			643,213	4,243,039
Total long-term liabilities			4,093,213	7,693,039
Total Liabilities			5,709,543	7,939,507
Commitments and Contingencies (Note 6)
Redeemable Class A Common Stock
Redeemable Class A common stock, $0.000001 par value; 100,000,000 shares authorized; 11,500,000 shares at redemption value of $10.45 and $10.15 per share at December 31, 2022 and 2021, respectively			120,141,615	116,725,000
Stockholders’ Equity:
Preferred stock, par value $0.000001, 20,000,000 shares authorized; No shares issued and outstanding
Additional Paid-in capital
Retained earnings (Accumulated deficiency)			(5,030,848)	(7,426,866)
Total Stockholders’ Deficit			(5,030,842)	(7,426,862)
Total Liabilities and Stockholders’ Equity (Deficit)			120,820,316	117,237,645
Pono Capital Corp [Member] | Common Class A [Member]
Redeemable Class A Common Stock
Redeemable Class A common stock, $0.000001 par value; 100,000,000 shares authorized; 11,500,000 shares at redemption value of $10.45 and $10.15 per share at December 31, 2022 and 2021, respectively			120,141,615	116,725,000
Stockholders’ Equity:
Common stock, par value $0.000001, 400,000,000 shares authorized; 62,688,215 and 46,929,065 shares issued and outstanding, respectively in September 30, 2023 and December 31, 2022			3	1
Pono Capital Corp [Member] | Common Class B [Member]
Stockholders’ Equity:
Common stock, par value $0.000001, 400,000,000 shares authorized; 62,688,215 and 46,929,065 shares issued and outstanding, respectively in September 30, 2023 and December 31, 2022			3	3
Pono Capital Corp [Member] | Nonrelated Party [Member]
Current Liabilities:
Short-term loans payable, related party
Pono Capital Corp [Member] | Related Party [Member]
Current Liabilities:
Short-term loans payable, related party

[1]	Retrospectively restated for effect of the business combination on February 6, 2023.